UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       CRCM L.P.
Address:    One Maritime Plaza, Suite 1107
            San Francisco, CA  94111

13 File Number: 28-13682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chun R. Ding
Title:    Manager of CRCM LLC
          General Partner of CRCM L.P.
Phone:    (415) 578-5700
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
Signature, Place and Date of Signing     /s/ Chun R. Ding         San Francisco, CA           05/04/2010
                                         --------------------     -----------------------     ---------------
                                         [Signature]              [City, State]               [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are
     reported by other 	reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1


Form 13F Information Table Entry Total:     9 Data Records


Form 13F Information Table Value Total:     $118,712 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name

1       28-12617                 ChinaRock Capital Management Limited

                                    CRCM LP
                            13F SECURITIES HOLDINGS
                            1[ST] Quarter - FY 2010

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
    Column 1        Column 2   Column 3   Column 4             Column 5         Column 6         Column 7         Column 8
 Name of Issuer     Title of    CUSIP      Value          SHS or  SH/ Put/     Investment         Other    Sole    Voting    None
                     Class                (x$1000)       PRN Amt  PRN Call     Discretion        Manager          Authority
                                                                                                                   Shared
CHINAEDU CORP     Equity ADR   16945L107   1,608          200,000  SH           SHARE-DEFINED       1              200,000
ELONG INC         Sponsored    290138205   8,503          736,180  SH           SHARE-DEFINED       1              736,180
                  ADR
FOCUS MEDIA       Equity ADR   34415V109  45,650        2,500,000  SH           SHARE-DEFINED       1            2,500,000
 HOLDING
LDK SOLAR CO LTD  Convertible  50183LAB3   2,545        3,000,000  PRN          SHARE-DEFINED       1            3,000,000
 CV 4.750 15      Bond
 Apr 13
LINKTONE LTD      Equity ADR   535925101     135           79,600  SH           SHARE-DEFINED       1               79,600
PROSHARES         Equity Hedge 74347R321   7,860        1,000,000  SH           SHARE-DEFINED       1            1,000,000
 ULTRASHORT FTSE  Fund
 EQUITY
SUNTECH POWER     Convertible  86800CAE4  16,748       19,612,000  PRN          SHARE-DEFINED       1           19,612,000
 HLDGS CO CV      Bond
 3.000 15 Mar 13
THE9 LTD          Equity ADR   88337K104   7,672        1,091,327  SH           SHARE-DEFINED       1            1,091,327
YINGLI GREEN      Convertible  98584BAA1  27,991       25,225,000  PRN          SHARE-DEFINED       1           25,225,000
 ENERGY HOLD CV   Bond
 0.000 15
 Dec 12
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